UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21399

The Aegis Funds

(Exact name of registrant as specified in charter)

1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Address of principal executive offices) (Zip code)

Aegis Financial Corp.
1100 N. Glebe Road, Suite 1040, Arlington, VA  22201

(Name and address of agent for service)

Registrant's telephone number, including area code:   (703) 528-7788

Date of fiscal year end:      12/31

Date of reporting period:   3/31/11

Item 1.  SCHEDULE OF INVESTMENTS.

Aegis High Yield Fund
Schedule of Portfolio Investments
March 31, 2011
(Unaudited)

	Shares or Principal Amount	Value
Common Stock - 2.7%
Diversified Financial Services - 0.1%
ADFITECH, Inc.(1)	5,000	$15,250

Real Estate Investment Trusts - 2.6%
CommonWealth REIT	15,800	410,326
PMC Commercial Trust REIT	67,840	588,173
		998,499
Total Common Stock (Cost $1,075,854)		1,013,749

Corporate Bonds - 75.4%
Agriculture - 4.9%
Alliance One Intl., Inc., Sr. Subord., 5.50%, 7/15/2014	$1,000,000	1,077,500
Vector Group Ltd., Company Guarantee, 11.00%, 8/15/2015(2)	750,000	791,250
		1,868,750
Apparel - 1.0%
Unifi, Inc., Sr. Sec. Notes, 11.50%, 5/15/2014	378,000	394,537

Auto Parts & Equipment - 2.1%
Stanadyne Holdings, Inc., Sr. Discount Notes, 12.00%, 2/15/2015	750,000	778,125

Chemicals - 7.0%
American Pacific Corp., Company Guarantee, 9.00%, 2/1/2015	2,000,000	1,957,500
Kronos Intl., Inc., Sr. Sec., 6.50%, 4/15/2013(3)	480,000	690,457
		2,647,957
Coal - 1.4%
Murray Energy Corp., Sr. Sec., 10.25%, 10/15/2015(2)	500,000	540,000

Diversified Financial Services - 1.5%
ADFITECH, Inc., Sr. Sec., 8.00%, 3/15/2020	19,567	13,729
Penson Worldwide, Inc., Sr. Unsec., 8.00%, 6/1/2014(2)	500,000	537,500
		551,229
Engineering & Construction - 0.4%
Pfleiderer Finance BV, Company Guarantee, 7.125%, 5/29/2049(3)	650,000	142,782

Entertainment - 3.3%
Jacobs Entertainment, Inc., Company Guarantee, 9.75%, 6/15/2014	1,000,000	1,015,000
Mohegan Tribal Gaming Authority, Company Guarantee, 6.125%, 2/15/2013	250,000	228,125
		1,243,125
Gas - 2.3%
Sabine Pass LNG, L.P., Sr. Sec., 7.50%, 11/30/2016	860,000	887,950

Home Builders - 2.4%
Staunton Hotel LLC, Notes, 6.25%, 6/1/2029(2)	1,700,000	924,134
WCI Communities, Inc., Company Guarantee, 9.125%, 5/1/2012(1)(4)(5)	200,000	—
		924,134
Investment Companies - 1.5%
Offshore Group Investments Ltd., Sr. Sec., 11.50%, 8/1/2015(2)	500,000	557,500

Iron/Steel - 0.0%
Ryerson, Inc., Company Guarantee, 8.25%, 12/15/2011	5,000	4,812

Lodging - 2.2%
Royal Host, Inc., Sub Debentures, 5.90%, 6/30/2014(3)	300,000	272,305
Royal Host, Inc., Subord., 6.25%, 9/30/2013(3)	597,000	575,294
		847,599
Media - 1.9%
Fisher Communications, Inc., Company Guarantee, 8.625%, 9/15/2014	500,000	515,625
Hearst-Argyle Television, Inc., Sr. Unsec., 7.00%, 1/15/2018	265,000	212,443
Young Broadcasting, Inc., Sr. Subord. Notes, 10.00%, 3/1/2011(1)(4)(5)	235,000	—
		728,068
Mining - 2.3%
Jaguar Mining, Inc., Sr. Unsec., 4.50%, 11/1/2014(2)	1,000,000	887,500

Miscellaneous Manufacturing - 4.7%
Arctic Glacier Income, Sub Debentures, 6.50%, 7/31/2011(3)	405,000	373,878
Reddy Ice Corp., Sr. Sec., 11.25%, 3/15/2015	1,250,000	1,309,375
Reddy Ice Corp., Sr. Sec., 13.25%, 11/1/2015	98,000	86,240
		1,769,493
Oil Companies-Exploration & Production - 12.4%
ATP Oil & Gas Corp., Sr. Sec., 11.875%, 5/1/2015	1,000,000	1,055,000
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp., Sr. Sec., 13.75%, 12/1/2015(2)	1,500,000	1,537,500
Endeavour Intl. Corp., Sr. Unsec., 6.00%, 1/15/2012	500,000	506,875
Panoro Energy ASA, Sr. Sec., 12.00%, 11/15/2018(2)	600,000	652,500
RAAM Global Energy Co., Sr. Sec., 12.50%, 10/1/2015(2)	900,000	949,500
		4,701,375
Oil Refining & Marketing - 5.5%
Coffeyville Resources LLC, Sr. Sec., 10.875%, 4/1/2017(2)	1,000,000	1,142,500
Western Refining, Inc., Sr. Sec., 11.25%, 6/15/2017(2)	830,000	942,050
		2,084,550
Oil & Gas Services - 4.8%
Sevan Marine ASA, Sr. Sec., 3.443%, 5/14/2013(2)	1,000,000	940,000
Sevan Marine ASA, Sr. Sec., 13.25%, 8/10/2015(3)	4,500,000	878,803
		1,818,803
Packaging & Containers - 3.3%
Pretium Packaging LLC, Sr. Sec., 11.50%, 4/1/2016(2)	1,250,000	1,268,750

Real Estate Investment Trusts - 5.8%
BTB Real Estate Investment Trust, Sub Debentures, 8.00%, 10/3/2011(3)	501,000	524,125
Huntingdon Real Estate Investment Trust, Sub Debentures, 7.50%, 3/31/2012(2)(3)	19,000	19,702
InterRent Real Estate Investment Trust, Subord., 7.00%, 1/31/2013(3)	461,000	473,006
Scott's Real Estate Investment Trust, Sub Debentures, 7.75%, 12/31/2014(3)	1,104,000	1,167,200
		2,184,033

Retail - 2.0%
Finlay Fine Jewelry Corp., Sr. Notes, 8.375%, 6/1/2012(1)(4)(5)	100,000	—
HOA Restaurant Group LLC, Sr. Sec., 11.25%, 4/1/2017(2)	750,000	768,750
		768,750
Telecommunications - 2.0%
Broadview Networks Holdings, Inc., Sr. Sec., 11.375%, 9/1/2012	750,000	738,750

Trucking & Leasing - 0.7%
Greenbrier Companies, Inc., Sr. Notes, 8.375%, 5/15/2015	250,000	258,750

Total Corporate Bonds (Cost $28,317,536)		28,597,322

Preferred Stocks - 6.9%
Insurance - 2.2%
Aspen Insurance Holdings Ltd., 5.625%	15,432	828,235

Oil Companies-Exploration & Production - 4.7%
ATP Oil & Gas Corp., 8.000%(2)	8,200	857,925
Magnum Hunter Resources Corp., 10.250%	37,100	949,760
		1,807,685
Total Preferred Stocks (Cost $2,682,582)		2,635,920

Short-Term Investments - 15.7%
UMB Bank Money Market Fiduciary, 0.010%(6)	$5,935,927	5,935,927

Total Short-Term Investments (Cost $5,935,927)		5,935,927

Total Investments - 100.7% (Cost $38,011,899)(7)		38,182,918

Liabilities in Excess of Other Assets - (0.7)%		(253,814)

Net Assets -100.0%		$37,929,104
________________________
(1) Non-income producing securities.

(2) 144A – Represents a security sold under Rule 144A which is exempt from registration and may be resold to qualified institutional buyers under provisions of Rule 144A under the Securities Act of 1933, as amended.

(3) Foreign security value denominated in U.S. Dollars, principal amount listed in local currency.

(4) Issue is in default or bankruptcy.

(5) Company is in liquidation and security is being fair valued according to policies and procedures approved by the Aegis Funds Board of Trustees.

(6) Variable rate demand deposit; the rate shown is the 7-day effective yield as of March 31, 2011.

(7) At March 31, 2011, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$38,255,872

Gross unrealized appreciation	$1,475,970
Gross unrealized depreciation	(1,304,367)
Unrealized appreciation on foreign currency	1,881
Net unrealized appreciation on investments	$173,484

The difference between cost amounts, if any, for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Security valuation.  Investments in securities are valued based on market quotations or on data furnished by an independent pricing service.  Short-term notes are stated at amortized cost, which is equivalent to value.  Restricted securities and other securities for which market quotations are not readily available are valued at fair value as determined by the Board of Trustees.  In determining fair value, the Board procedures consider all relevant qualitative and quantitative factors available.  These factors are subject to change over time and are reviewed periodically.  The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments.  Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.  Where a security is traded in more than one market, which may include foreign markets, the securities are generally valued on the market considered by the Fund’s advisor to be the primary market.  The Fund will value its foreign securities in U.S. dollars on the basis of the then-prevailing currency exchange rates.

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels and described below:
•
Level 1 – quoted prices in active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)  Quoted prices for identical or similar assets in markets that are not active.  Inputs that are derived principally from or corroborated by observable market data.  An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•	Level 3 – significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,013,749	$ -	$ -	$1,013,749
Corporate Bonds	-	28,597,322	-	28,597,322
Preferred Stocks
Insurance	828,235	-	-	828,235
Oil Companies - Exploration & Production	949,760	857,925		1,807,685
Short-Term Investments	-	5,935,927	-	5,935,927
Total	$2,791,744	$35,391,174	$ -	$38,182,918

Foreign risk and currency translation.  The Fund may invest directly in foreign securities.  Financial market fluctuations in any country where the Fund has investments will likely affect the value of the securities that the Fund owns in that country.  These movements will affect the Fund’s share price and investment performance.  The political, economic, and social structures of some countries may be less stable and more volatile than those in the United States.  The risks of foreign markets include currency fluctuations, possible nationalization or expropriation of assets, extraordinary taxation or exchange controls, political or social instability, unfavorable diplomatic developments, and certain custody and settlement risks.  In addition to these risks, many foreign markets have less trading volume and less liquidity than the U.S. markets, and therefore prices in foreign markets can be highly volatile.

Foreign markets may also have less protection for investors than the U.S. markets.  Foreign issuers may be subject to less government supervision.  It may also be difficult to enforce legal and shareholder/bondholder rights in foreign countries.  There is no assurance that the Fund will be able to anticipate these risks or counter their effects.

The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gains or losses from investments and foreign currencies.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at each reporting period, resulting from changes in the exchange rate.

Foreign currency exchange contracts are a way of managing foreign exchange rate risk. The purchase or sale of a specific foreign currency at a fixed price on a future date may be used as a hedge or cross hedge against either specific transactions or portfolio positions. The objective of the use of foreign currency hedging transactions is to reduce the risk that the U.S. dollar value of the Fund’s foreign currency denominated securities will decline in value due to changes in foreign currency exchange rates. All foreign currency exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency exchange contract is offset by entering into a closing transaction or by the delivery or receipt of the currency. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  EXHIBITS.

(a) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Aegis Funds

By (Signature and Title)   /s/Scott L. Barbee
Scott L. Barbee, President

Date:  May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/Scott L. Barbee
Scott L. Barbee, President

Date:   May 25, 2011
By (Signature and Title)   /s/Sarah Q. Zhang
Sarah Q. Zhang, Treasurer

Date:   May 25, 2011